Consolidated Statements of Comprehensive Income (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) Customer	Dec. 31, 2025 USD ($) Customer	Dec. 31, 2024 CNY (¥) Customer	Dec. 31, 2023 CNY (¥) Customer
Net revenue from related party transactions	¥ 325,563	$ 46,555	¥ 305,958	¥ 134,378
Related parties amount in cost of revenue	45,510	6,508	70,493	62,372
Provision (Reversal) for credit losses	32,667	4,671	35,293	(24,359)
Operating expenses, related party costs	127,968	18,299	139,653	128,155
Interest and investment income related party	¥ 114,424	$ 16,362	¥ 215,253	¥ 202,304
No of ordinary shares per Ads after division	4	4	4	4